Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating activities
Profit / (Loss) before income tax	€ 229,442	€ (173,481)
Adjustments to reconcile loss before tax to net cash flows
Finance income	(8,637)	(13,390)
Finance expense	636	678
Depreciation and amortization	14,505	17,399
Impairment of intangible assets and property, plant and equipment	39,889
Loss on disposal of fixed assets	628	895
Impairment of inventory	23,670	7,655
Share-based payment expense	2,807	6,273
Changes of provisions	(24,146)	(1,922)
Working capital changes
Decrease / (increase) in assets held for sale	775	580
Decrease / (increase) in trade receivables and contract assets	11,320	(1,592)
Decrease / (increase) in inventory	661	(6,966)
Decrease / (increase) in other assets	8,761	19,319
(Decrease) / increase in trade and other payables, other liabilities and contract liabilities	(134,991)	(85,932)
Decrease / (increase) in taxes	(396)	(33)
Income taxes received / (paid)	(2,116)	(2,966)
Interest received	7,361	11,300
Interest paid	(1,757)	(2,102)
Net cash flow provided by / (used in) operating activities	168,413	(224,282)
Investing activities
Purchase of property, plant and equipment	(11,780)	(38,181)
Purchase of intangible assets	(4,094)	(2,610)
Net cash flow (used in) investing activities	(15,874)	(40,791)
Financing activities
Payments on lease obligations	(3,775)	(3,965)
Proceeds from the issuance of Shares (net of transaction costs)		235,840
Payment on / proceeds from treasury shares/exercise of options	(60)	428
Net cash flow provided by / (used in) financing activities	(3,835)	232,302
Net increase / (decrease) in cash and cash equivalents	148,704	(32,770)
Effect of changes in exchange rates on cash and cash equivalents	(293)	1,118
Cash and cash equivalents, beginning of period	402,452	495,797
Cash and cash equivalents, end of period	€ 550,862	€ 464,145